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                      SCHRODER U.S. SMALLER COMPANIES FUND
                                 ADVISOR SHARES

                   The Prospectus is redated November 1, 1996

The Fund's SAI is dated November 1, 1996, and, as it may be supplemented from time to time, is hereby incorporated by reference into this Prospectus.

The Trust currently consists of seven separate portfolios.

The "Fee Table" on page 3 of the prospectus is amended by (i) inserting "(after reimbursements)" after the "Total Fund Operating Expenses" line in the table, and (ii) adding the following sentence to footnote 3: "The Fund's Rule 12b-1 Plan authorizes payments or reimbursements of up to 0.50% of the Fund's average daily net assets".

The last sentence under "Portfolio Transactions" on page 13 of this Prospectus is hereby deleted.

The following replaces the second sentence in the first paragraph under "Additional Redemption Information" on page 16 of this Prospectus: "No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to fifteen calendar days from the purchase date."

The following replaces in its entirety the first sentence of the fourth paragraph under "Other Information - Capitalization and Voting" on page 19 of this Prospectus: "As of November 1, 1996, Schroder Nominees Limited may be deemed to control the Fund for purposes of the Act."

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                      SCHRODER U.S. SMALLER COMPANIES FUND
                                 INVESTOR SHARES

                   The Prospectus is redated November 1, 1996

The Fund's SAI is dated November 1, 1996, and, as it may be supplemented from time to time, is hereby incorporated by reference into this Prospectus.

The Trust currently consists of seven separate portfolios.

The "Fee Table" on page 3 of this Prospectus is amended by inserting "(after reimbursements)" after the "Total Fund Operating Expenses" line in the table.

The last sentence under "Portfolio Transactions" on page 11 of this Prospectus is hereby deleted.

The following replaces the second sentence in the first paragraph under "Additional Redemption Information" on page 14 of this Prospectus: "No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to fifteen calendar days from the purchase date."

The following replaces in its entirety the first sentence of the fourth paragraph under "Other Information - Capitalization and Voting" on page 17 of this Prospectus: "As of November 1, 1996, Schroder Nominees Limited may be deemed to control the Fund for purposes of the Act."



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